Schedule II - Condensed Financial Information of Parent - Guarantees (Details) (USD $)					9 Months Ended	3 Months Ended
	Apr. 20, 2012	Sep. 06, 2012 Parent Issuer Performance Guarantee	Dec. 31, 2010 Parent Issuer Performance Guarantee	Sep. 30, 2010 Parent Issuer Performance Guarantee	Sep. 30, 2012 Parent Issuer Performance Guarantee Surplus Notes	Dec. 31, 2012 Parent Issuer Performance Guarantee Trust Assets	Dec. 31, 2012 Parent Issuer Financial Guarantee	Dec. 27, 2012 Parent Issuer Financial Guarantee	Nov. 09, 2011 Parent Issuer Financial Guarantee	Aug. 19, 2011 Parent Issuer Financial Guarantee	Jan. 26, 2011 Parent Issuer Financial Guarantee	Dec. 31, 2012 Parent Issuer 8.424% Percent Lion Connecticut Holdings Inc. Debentures, Due 2027 Financial Guarantee Debentures	Dec. 31, 2012 Parent Issuer 6.75% Lion Connecticut Holdings Inc. debentures, due 2013 Financial Guarantee Debentures	Dec. 31, 2012 Parent Issuer 7.25% Lion Connecticut Holdings Inc. debentures, due 2023 Financial Guarantee Debentures	Dec. 31, 2012 Parent Issuer 7.63% Lion Connecticut Holdings Inc. debentures, due 2026 Financial Guarantee Debentures	Dec. 31, 2012 Parent Issuer 6.97% Lion Connecticut Holdings Inc. debentures, due 2036 Financial Guarantee Debentures	Sep. 06, 2012 Parent Issuer Notes Payable Financial Guarantee	Sep. 06, 2012 Parent Issuer Notes Payable Financial Guarantee Roaring River III, Holding LLC	Sep. 06, 2012 Parent Issuer Notes Payable Financial Guarantee Roaring River III, LLC	Dec. 31, 2012 Parent Issuer Notes Payable Silver Cup V, L.P. Notes Financial Guarantee	Aug. 09, 2007 Parent Issuer Loans Payable Loan Payable, Due April 29, 2016 Financial Guarantee	Aug. 09, 2007 Parent Issuer Loans Payable Loan Payable, Due April 29, 2016 Financial Guarantee LIBOR
Guarantor Obligations [Line Items]
Debt instrument, face amount	$ 5,000,000,000																			$ 50,000,000	$ 500,000,000.0
Debt instrument, indemnification amount								500,000,000.0	750,000,000.0	750,000,000.0	400,000,000.0									825,000,000
Debt instrument, reimbusement agreement																	225,000,000.0	165,000,000.0	60,000,000.0
Surplus maintenance agreement, total adjusted capital, authorized control level risk based capital, percentage		200.00%		100.00%
Surplus maintenance agreement, total adjusted capital				250,000
Reinsurance effect on claims and benefits incurred, amount ceded					359,300,000	364,000,000
Surplus maintenance agreement, total adjusted capital, company action level risk based capital, percentage			250.00%
Basis spread																						0.05%
Financial instruments subject to mandatory redemption, settlement terms, share value, amount												50,000,000.0
Financial instruments subject to mandatory redemption, settlement terms, share value, par value												13,000,000.0	138,700,000.0	163,000,000.0	235,100,000.0	108,000,000.0
Financial instruments subject to mandatory redemption, settlement terms, interest rate												8.424%	6.75%	7.25%	7.63%	6.97%
Capital assurance agreement, minimum capital level							$ 2,000,000.0